Other disclosures - Real estate business - Spain (Details) - Home purchase loans - Spain	6 Months Ended
Jun. 30, 2023
Less than 80%
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than 80%	94.04%
Weighted average
Disclosure of credit risk exposure [line items]
Affordability rate	29.00%
Maximum | Less than 80%
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio (in percentage)	80.00%